Eaton Vance

Senior Income Trust

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 7.8%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd., Series 2019-1A, Class E, 6.999%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$450	$451,359
Ares LII CLO, Ltd., Series 2019-52A, Class E, 6.772%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	500	496,010
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.044%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	966,857
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 7.073%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	550	543,948
Bardot CLO, Ltd., Series 2019-2A, Class E, 7.172%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	500	500,997
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.261%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	750,340
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class E, 6.841%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	500	500,027
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class E, 7.141%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	500	496,391
BlueMountain CLO XXV, Ltd., Series 2019-25A, Class E, 6.941%, (3 mo. USD LIBOR + 6.70%), 7/15/32(1)(2)	500	493,915
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class E, 7.924%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	1,000	1,003,724
Canyon Capital CLO, Ltd., Series 2019-2A, Class E, 7.391%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	400	400,309
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.734%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	600	553,618
Series 2015-5A, Class DR, 6.924%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	466,185
Cedar Funding X CLO, Ltd., Series 2019-10A, Class E, 7.224%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	500	500,057
Fort Washington CLO, Ltd., Series 2019-1A, Class E, 7.474%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	500	500,604
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	500	480,739
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.474%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	500	464,667
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 5.974%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	600	547,222
Harriman Park CLO, Ltd., Series 2020-1A, Class E, 7.134%, (3 mo. USD LIBOR + 6.91%), 4/20/31(1)(2)	800	800,540

Security	Principal Amount (000’s omitted)	Value
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	$500	$500,459
Kayne CLO 7, Ltd., Series 2020-7A, Class E, 6.723%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	575	577,435
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.491%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	250	250,191
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class E, 6.791%, (3 mo. USD LIBOR + 6.55%), 7/15/32(1)(2)	500	500,346
Neuberger Berman Loan Advisers CLO 31, Ltd.:
Series 2019-31A, Class E, 6.974%, (3 mo. USD LIBOR + 6.75%), 4/20/31(1)(2)	500	500,307
Series 2019-31A, Class ER, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(3)	500	500,000
Neuberger Berman Loan Advisers CLO 33, Ltd., Series 2019-33A, Class E, 7.026%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	500	501,154
Oaktree CLO, Ltd., Series 2019-3A, Class E, 6.994%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	750	720,661
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.073%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	450	437,114
Series 2019-1A, Class D, 7.194%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	500	501,884
Regatta XII Funding, Ltd., Series 2019-1A, Class E, 7.091%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	300	300,700
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.168%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	300	286,285
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.241%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	500	500,306
Southwick Park CLO, LLC, Series 2019-4A, Class E, 6.924%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	1,000	1,001,177
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 6.414%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	375	328,901
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 6.994%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	500	471,831
Voya CLO, Ltd., Series 2013-1A, Class DR, 6.721%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	1,000	908,455
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.481%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	550	541,428

Total Asset-Backed Securities (identified cost $20,440,518)		$20,246,143

Closed-End Funds — 1.7%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$642,200
Invesco Senior Income Trust	178,510	749,742
Nuveen Credit Strategies Income Fund	180,539	1,173,504
Nuveen Floating Rate Income Fund	73,198	707,093
Nuveen Floating Rate Income Opportunity Fund	51,054	487,055
Voya Prime Rate Trust	148,232	687,796

Total Closed-End Funds (identified cost $5,457,368)		$4,447,390

Common Stocks — 1.7%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(4)(5)(6)	29	$313,959

		$313,959

Automotive — 0.0%(7)
Dayco Products, LLC(5)(6)	10,159	$30,477

		$30,477

Business Equipment and Services — 0.2%
Crossmark Holdings, Inc.(5)(6)	1,731	$103,860
Gee Acquisition Holdings Corp.(4)(5)(6)	21,114	421,647

		$525,507

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(5)(6)	18,444	$276,660

		$276,660

Containers and Glass Products — 0.0%(7)
LG Newco Holdco, Inc., Class A(5)(6)	11,203	$19,605

		$19,605

Electronics/Electrical — 0.4%
Answers Corp.(4)(5)	46,839	$16,394
Software Luxembourg Holding S.A., Class A(5)(6)	6,221	1,088,675

		$1,105,069

Entertainment — 0.1%
Cineworld Group PLC(5)(6)	102,872	$77,986

		$77,986

Health Care — 0.2%
Akorn Holding Company, LLC, Class A(5)(6)	35,656	$566,039

		$566,039

Nonferrous Metals/Minerals — 0.0%(7)
ACNR Holdings, Inc., Class A(5)(6)	1,552	$23,280

		$23,280

Oil and Gas — 0.2%
AFG Holdings, Inc.(4)(5)(6)	13,348	$159,775
Fieldwood Energy, Inc.(4)(5)(6)	9,594	0
McDermott International, Ltd.(5)(6)	71,257	57,006
Nine Point Energy Holdings, Inc.(4)(6)(8)	325	0
RDV Resources, Inc., Class A(4)(5)(6)	14,312	0
Samson Resources II, LLC, Class A(4)(5)(6)	22,051	135,062
Sunrise Oil & Gas, Inc., Class A(5)(6)	5,690	1,707

		$353,550

Publishing — 0.0%(7)
Tweddle Group, Inc.(4)(5)(6)	889	$4,054

		$4,054

Security	Shares	Value
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(5)(6)	42,539	$76,570
Cumulus Media, Inc., Class A(5)(6)	18,865	171,860
iHeartMedia, Inc., Class A(5)(6)	18,090	328,334

		$576,764

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC(4)(5)(6)	11,238	$0
Phillips Pet Holding Corp.(4)(5)(6)	269	108,732

		$108,732

Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(4)(5)(6)	42,155	$334,288

		$334,288

Total Common Stocks (identified cost $5,680,353)		$4,315,970

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Series A, 13.00%(5)(6)	1,694	$93,180

		$93,180

Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(4)(6)(8)	5	$0

		$0

Total Convertible Preferred Stocks (identified cost $93,944)		$93,180

Corporate Bonds — 7.2%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.3%
Rolls-Royce PLC, 5.75%, 10/15/27(1)	$300	$319,590
TransDigm, Inc.:
4.625%, 1/15/29(1)	300	296,190
7.50%, 3/15/27	120	128,003

		$743,783

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.3%
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)	$368	$396,667
Ford Motor Co.:
4.75%, 1/15/43	107	107,926
9.00%, 4/22/25	128	155,187

		$659,780

Building and Development — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(1)	$250	$261,406
Builders FirstSource, Inc.:
5.00%, 3/1/30(1)	54	56,689
6.75%, 6/1/27(1)	400	431,000
Standard Industries, Inc., 5.00%, 2/15/27(1)	271	283,026
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(9)	250	261,250

		$1,293,371

Business Equipment and Services — 0.4%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$200	$209,079
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	325	347,068
5.75%, 4/15/26(1)	325	352,072
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	187	219,923

		$1,128,142

Cable and Satellite Television — 0.4%
Altice France S.A., 8.125%, 2/1/27(1)	$212	$232,616
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)	102	102,354
4.75%, 3/1/30(1)	133	137,988
5.75%, 2/15/26(1)	9	9,297
CSC Holdings, LLC:
4.125%, 12/1/30(1)	200	198,856
5.25%, 6/1/24	5	5,403
5.75%, 1/15/30(1)	254	267,843
DISH DBS Corp., 6.75%, 6/1/21	3	3,027
TEGNA, Inc., 5.00%, 9/15/29	24	24,929
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)	156	162,922

		$1,145,235

Commercial Services — 0.1%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	$130	$133,169
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	200	207,260

		$340,429

Conglomerates — 0.0%(7)
Spectrum Brands, Inc.:
5.00%, 10/1/29(1)	$9	$9,518
5.75%, 7/15/25	2	2,065

		$11,583

Security	Principal Amount (000’s omitted)	Value
Containers and Glass Products — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	$200	$205,196

		$205,196

Distribution & Wholesale — 0.0%(7)
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$30	$31,428

		$31,428

Drugs — 0.2%
AdaptHealth, LLC, 6.125%, 8/1/28(1)	$55	$58,438
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	59	65,537
Bausch Health Companies., Inc.:
5.00%, 1/30/28(1)	119	120,636
7.00%, 1/15/28(1)	327	355,527

		$600,138

Ecological Services and Equipment — 0.2%
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	$100	$97,125
8.50%, 5/1/27(1)	250	275,781

		$372,906

Electronics/Electrical — 0.2%
LogMeIn, Inc., 5.50%, 9/1/27(1)	$400	$419,252
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	21	22,037

		$441,289

Financial Intermediaries — 0.3%
Ford Motor Credit Co., LLC, 5.125%, 6/16/25	$419	$453,044
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
6.25%, 2/1/22	3	3,007
6.25%, 5/15/26	271	284,507
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(10)(11)	35	38,335

		$778,893

Food Products — 0.3%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$500	$575,000
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	68	75,395

		$650,395

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	$575	$592,609

		$592,609

Health Care — 0.3%
Centene Corp.:
2.50%, 3/1/31	$118	$112,840
3.00%, 10/15/30	219	218,910
3.375%, 2/15/30	37	37,405
HCA, Inc.:
5.625%, 9/1/28	150	172,766
5.875%, 2/15/26	7	8,033

Security	Principal Amount (000’s omitted)	Value
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	$110	$113,437
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)	108	105,435
Tenet Healthcare Corp., 6.75%, 6/15/23	109	118,254

		$887,080

Industrial Equipment — 0.0%(7)
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	$12	$12,023

		$12,023

Internet Software & Services — 0.1%
Netflix, Inc., 5.375%, 11/15/29(1)	$205	$242,679

		$242,679

Leisure Goods/Activities/Movies — 0.2%
Carnival Corp., 6.65%, 1/15/28	$51	$54,538
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)	423	414,276
6.25%, 5/15/25(1)	20	19,877

		$488,691

Lodging and Casinos — 0.4%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	$401	$403,005
MGM Resorts International, 7.75%, 3/15/22	10	10,553
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	417	436,547
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	109	114,273

		$964,378

Metals/Mining — 0.2%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$243	$264,566
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	250	267,500

		$532,066

Nonferrous Metals/Minerals — 0.0%(7)
New Gold, Inc.:
6.375%, 5/15/25(1)	$22	$22,701
7.50%, 7/15/27(1)	80	83,106

		$105,807

Oil and Gas — 0.8%
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	$175	$156,078
Colgate Energy Partners III, LLC, 7.75%, 2/15/26(1)	150	147,406
CVR Energy, Inc., 5.75%, 2/15/28(1)	200	195,375
Double Eagle III Midco 1, LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(1)	150	160,439
Energy Transfer Operating, L.P., 5.875%, 1/15/24	15	16,707
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	463	465,894
Occidental Petroleum Corp., 6.625%, 9/1/30	402	452,371
Ovintiv, Inc., 6.50%, 2/1/38	300	363,033
Tervita Corp., 11.00%, 12/1/25(1)	102	116,025

		$2,073,328

Security	Principal Amount (000’s omitted)	Value
Packaging & Containers — 0.1%
ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(9)	$200	$210,250

		$210,250

Radio and Television — 0.7%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$1,460	$1,053,160
iHeartCommunications, Inc.:
6.375%, 5/1/26	102	108,764
8.375%, 5/1/27	435	467,540
Sirius XM Radio, Inc., 4.125%, 7/1/30(1)	39	39,093
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	144	155,221

		$1,823,778

Real Estate Investment Trusts (REITs) — 0.1%
Service Properties Trust, 3.95%, 1/15/28	$400	$369,750

		$369,750

Steel — 0.3%
Allegheny Technologies, Inc., 7.875%, 8/15/23	$300	$326,191
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	500	502,500

		$828,691

Telecommunications — 0.3%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	$200	$213,258
Digicel Holdings Bermuda, Ltd./Digicel International Finance, Ltd., 8.75%, 5/25/24(1)	275	284,625
Lumen Technologies, Inc., 6.75%, 12/1/23	15	16,586
Sprint Communications, Inc., 6.00%, 11/15/22	3	3,214
Sprint Corp.:
7.25%, 9/15/21	110	112,898
7.625%, 2/15/25	100	119,375

		$749,956

Utilities — 0.2%
Calpine Corp., 5.125%, 3/15/28(1)	$400	$402,426
Vistra Operations Co., LLC:
4.30%, 7/15/29(1)	15	15,866
5.00%, 7/31/27(1)	93	95,885

		$514,177

Total Corporate Bonds (identified cost $18,586,120)		$18,797,831

Preferred Stocks — 0.0%(7)

Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)	531	$0

		$0

Security	Shares		Value
Nonferrous Metals/Minerals — 0.0%(7)
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)		733	$64,870

			$64,870

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Series A, 8.00% (PIK)(4)(5)(6)		313	$0
David’s Bridal, LLC, Series B, 10.00% (PIK)(4)(5)(6)		1,274	0

			$0

Total Preferred Stocks (identified cost $103,144)			$64,870

Senior Floating-Rate Loans — 138.7%(12)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 4.8%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	179	$199,006
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	696	776,121
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27		1,807	1,808,161
Dynasty Acquisition Co., Inc.:
Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26		787	763,778
Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,463	1,420,627
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(13)		161	160,758
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(4)		207	166,237
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		200	201,246
TransDigm, Inc.:
Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 8/22/24		1,189	1,168,889
Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 12/9/25		3,566	3,495,940
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25		2,389	2,330,675

			$12,491,438

Air Transport — 0.7%
JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24		481	$493,682
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		350	372,580
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		1,000	1,051,688

			$1,917,950

Automotive — 5.0%
Adient US, LLC, Term Loan, 4.38%, (USD LIBOR + 4.25%), 5/6/24(14)		1,901	$1,902,969
Autokiniton US Holdings, Inc.:
Term Loan, 6.484%, (1 mo. USD LIBOR + 6.38%), 5/22/25		365	365,143
Term Loan, 3/29/28(15)		625	623,438

Borrower/Description	Principal Amount* (000’s omitted)		Value
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		722	$555,126
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(14)		629	600,576
Dayco Products, LLC, Term Loan, 4.44%, (3 mo. USD LIBOR + 4.25%), 5/19/23		481	440,344
Garrett LX III S.a.r.l.:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 9/27/25	EUR	184	216,011
Term Loan, 5.75%, (USD Prime + 2.50%), 9/27/25		123	123,004
Garrett Motion, Inc., DIP Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 4/30/21		36	35,817
Gates Global, LLC, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	408	477,701
Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27		1,297	1,301,072
Tenneco, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 10/1/25		3,494	3,413,217
TI Group Automotive Systems, LLC:
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/16/24		199	198,917
Term Loan, 4.50%, (1 mo. EURIBOR + 3.75%, Floor 0.75%), 12/16/24	EUR	1,827	2,148,658
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28		600	600,000

			$13,001,993

Beverage and Tobacco — 0.6%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27		499	$499,997
City Brewing Company, LLC, Term Loan, 4/5/28(15)		400	398,000
Triton Water Holdings, Inc., Term Loan, 3/31/28(15)		650	648,549

			$1,546,546

Brokerage/Securities Dealers/Investment Houses — 1.8%
Advisor Group, Inc., Term Loan, 4.615%, (1 mo. USD LIBOR + 4.50%), 7/31/26		3,540	$3,541,627
Hudson River Trading, LLC, Term Loan, 3.14%, (1 mo. USD LIBOR + 3.00%), 3/17/28		1,025	1,017,312

			$4,558,939

Building and Development — 4.4%
ACProducts, Inc., Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), 8/18/25		195	$199,631
Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26		95	94,790
American Residential Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		274	274,313
APi Group DE, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 10/1/26		150	149,064
Beacon Roofing Supply, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 1/2/25		147	146,000

Borrower/Description	Principal Amount* (000’s omitted)		Value
Brookfield Property REIT, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 8/27/25		1,429	$1,367,585
Core & Main L.P., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/1/24		510	509,351
Cornerstone Building Brands, Inc., Term Loan, 3.856%, (1 mo. USD LIBOR + 3.75%), 4/12/25		341	341,356
CP Atlas Buyer, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27		575	572,080
CPG International, Inc., Term Loan, 3.25%, (12 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24		525	524,995
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28		600	595,313
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	725	850,916
Term Loan, 9/29/27(15)		275	275,000
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27		224	225,419
Northstar Group Services, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/9/26		621	622,905
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		325	323,752
RE/MAX International, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 12/15/23		880	879,857
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		531	529,121
White Cap Buyer, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		1,072	1,071,568
WireCo WorldGroup, Inc.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		1,400	1,369,393
Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), 9/30/24		575	523,250

			$11,445,659

Business Equipment and Services — 16.0%
Adevinta ASA:
Term Loan, 4/20/28(15)		150	$150,305
Term Loan, 4/20/28(15)	EUR	575	676,515
Adtalem Global Education, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 4/11/25		170	169,124
AlixPartners, LLP:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	250	292,763
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		775	772,955
Allied Universal Holdco, LLC, Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 7/10/26		667	665,604
AppLovin Corporation, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 8/15/25		1,911	1,911,174
Asplundh Tree Expert, LLC, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 9/7/27		547	546,517

Borrower/Description	Principal Amount* (000’s omitted)		Value
Belfor Holdings, Inc., Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 4/6/26		246	$246,239
Blitz 20-487 GmbH, Term Loan, 2/12/28(15)	EUR	375	439,605
Bracket Intermediate Holding Corp., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.25%), 9/5/25		414	413,857
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		1,725	1,701,076
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		549	548,625
Cardtronics USA, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 6/29/27		273	273,620
CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23		91	90,765
Coinamatic Canada, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/16/22		101	100,781
Constant Contact, Inc.:
Term Loan, 0.50%, 2/10/28(13)		196	194,903
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/10/28		729	725,472
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		1,737	1,741,217
EAB Global, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 11/15/24		606	605,239
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		1,500	1,495,938
First Advantage Holdings, LLC, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 1/31/27		1,763	1,751,792
Garda World Security Corporation, Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), 10/30/26		1,495	1,497,381
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		1,150	1,173,000
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		425	425,425
IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25		1,844	1,845,933
IRI Holdings, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 12/1/25		2,933	2,934,642
Ivanti Software, Inc.:
Term Loan, 4.75%, (1 week USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		350	349,125
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		1,325	1,332,950
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		1,407	1,378,779
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		200	193,000
LGC Group Holdings, Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	225	262,676
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 4/21/27		149	147,451
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28		225	224,044
Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		735	717,429

Borrower/Description	Principal Amount* (000’s omitted)		Value
Nielsen Consumer, Inc.:
Term Loan, 4.103%, (1 mo. USD LIBOR + 4.00%), 3/6/28		350	$349,212
Term Loan, 3/6/28(15)	EUR	200	234,980
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27		575	575,449
PGX Holdings, Inc., Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, 9/29/23		340	325,165
Pike Corporation, Term Loan, 3.13%, (1 mo. USD LIBOR + 3.00%), 1/21/28		250	249,799
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(14)		1,010	1,006,485
Rockwood Service Corporation, Term Loan, 4.109%, (1 mo. USD LIBOR + 4.25%), 1/23/27		1,711	1,719,315
Sabre GLBL, Inc.:
Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 2/22/24		460	454,709
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27		200	201,911
SMG US Midco 2, Inc., Term Loan, 2.682%, (USD LIBOR + 2.50%), 1/23/25(14)		121	115,921
Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27		296	298,573
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28		2,050	2,035,650
team.blue Finco S.a.r.l.:
Term Loan, 3/8/28(15)	EUR	35	41,132
Term Loan, 3/18/28(15)	EUR	615	719,813
Vestcom Parent Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 12/19/23		1,604	1,598,187
WASH Multifamily Laundry Systems, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/16/22		636	634,782
West Corporation:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		2,126	2,048,469
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		508	492,541
Zephyr Bidco Limited, Term Loan, 4.80%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	350	477,685

			$41,575,699

Cable and Satellite Television — 2.0%
Altice France S.A.:
Term Loan, 3.794%, (1 mo. USD LIBOR + 3.69%), 1/31/26		341	$338,710
Term Loan, 4.198%, (3 mo. USD LIBOR + 4.00%), 8/14/26		688	686,399
Numericable Group S.A., Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	217	250,598
UPC Broadband Holding B.V.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/31/29	EUR	400	470,668
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/31/29	EUR	400	470,668
Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 1/31/29		913	911,278
Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 1/31/29		913	911,278
Virgin Media Bristol, LLC, Term Loan, 1/31/29(15)		575	574,795
Virgin Media SFA Finance Limited, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	575	670,969

			$5,285,363

Chemicals and Plastics — 4.9%
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	250	$294,030
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		350	351,312

Borrower/Description	Principal Amount* (000’s omitted)		Value
Atotech B.V.:
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	150	$176,125
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		500	499,140
Charter NEX US, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		225	225,686
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	281	329,934
Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25		171	171,141
Ferro Corporation:
Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		71	70,322
Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		72	71,850
Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		87	86,615
Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		70	68,377
Flint Group US, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		423	413,623
Gemini HDPE, LLC, Term Loan, 3.50%, (4 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		375	374,531
Hexion, Inc.:
Term Loan, 3.74%, (3 mo. USD LIBOR + 3.50%), 7/1/26		344	344,305
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	700	821,916
Illuminate Buyer, LLC, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 6/30/27		374	372,776
INEOS 226 Limited, Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 1/29/26	EUR	1,225	1,428,207
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		101	101,463
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		1,250	1,247,187
Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24		221	217,562
NIC Acquisition Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		375	373,828
PMHC II, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 3/31/25(14)		810	791,292
PQ Corporation, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 2/7/27		695	696,766
Pregis TopCo Corporation, Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 7/31/26		296	294,584
Rohm Holding GmbH, Term Loan, 5.228%, (6 mo. USD LIBOR + 5.00%), 7/31/26		1,658	1,659,804
Solenis Holdings, LLC, Term Loan, 4.00%, (2 mo. EURIBOR + 4.00%), 6/26/25	EUR	124	146,014
Tronox Finance, LLC, Term Loan, 2.648%, (USD LIBOR + 2.50%), 3/13/28(14)		1,000	995,417
Venator Materials Corporation, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 8/8/24		169	166,553

			$12,790,360

Conglomerates — 0.0%(7)
Penn Engineering & Manufacturing Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/27/24		84	$83,553

			$83,553

Borrower/Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 2.8%
BWAY Holding Company, Term Loan, 3.443%, (3 mo. USD LIBOR + 3.25%), 4/3/24		1,927	$1,886,894
Flex Acquisition Company, Inc.:
Term Loan, 3.488%, (3 mo. USD LIBOR + 3.25%), 6/29/25		1,665	1,640,112
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28		1,604	1,586,808
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/12/25		337	330,620
Proampac PG Borrower, LLC, Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 11/3/25(14)		1,244	1,244,162
TricorBraun Holdings, Inc.:
Term Loan, 0.608%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(13)		55	54,670
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		245	243,056
Trident TPI Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24		363	360,661

			$7,346,983

Cosmetics/Toiletries — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		648	$640,000

			$640,000

Drugs — 3.7%
Aenova Holding GmbH, Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 3/6/25	EUR	1,400	$1,650,194
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		419	429,027
Albany Molecular Research, Inc.:
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 8/30/24		314	314,148
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/30/24		125	125,038
Alkermes, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26		185	184,751
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		1,620	1,593,340
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23		382	371,101
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		150	149,952
Horizon Therapeutics USA, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/26/28		1,025	1,023,291
Mallinckrodt International Finance S.A.:
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 9/24/24		2,136	2,111,539
Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 2/24/25		1,357	1,340,947
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	275	320,679

			$9,614,007

Ecological Services and Equipment — 0.8%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		1,843	$1,836,053
GFL Environmental, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		25	24,978
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		299	299,437

			$2,160,468

Borrower/Description	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 26.9%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		21	$21,127
Applied Systems, Inc.:
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24		950	948,071
Term Loan - Second Lien, 5.703%, (3 mo. USD LIBOR + 5.50%), 9/19/25		1,225	1,234,187
Aptean, Inc.:
Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 4/23/26		2,329	2,317,942
Term Loan - Second Lien, 8.609%, (1 mo. USD LIBOR + 8.50%), 4/23/27		650	650,000
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28		425	426,594
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27		397	399,977
Banff Merger Sub, Inc.:
Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,585	3,573,775
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	122	143,781
Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		200	203,250
Buzz Merger Sub, Ltd.:
Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 1/29/27		272	270,889
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		27	26,773
Cambium Learning Group, Inc., Term Loan, 4.703%, (3 mo. USD LIBOR + 4.50%), 12/18/25		640	641,052
Celestica, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 6/27/25		87	86,891
CentralSquare Technologies, LLC, Term Loan, 3.949%, (3 mo. USD LIBOR + 3.75%), 8/29/25		1,880	1,803,456
Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27		300	299,812
Cohu, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 10/1/25		229	228,293
Concorde Midco, Ltd., Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 2/22/28	EUR	250	293,496
Cornerstone OnDemand, Inc., Term Loan, 4.361%, (1 mo. USD LIBOR + 4.25%), 4/22/27		2,812	2,818,696
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		1,232	1,230,737
Delta TopCo, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		725	725,000
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		1,000	1,025,000
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/29/27		425	425,000
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		549	547,939
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		2,504	2,504,879

Borrower/Description	Principal Amount* (000’s omitted)		Value
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27		542	$541,795
Epicor Software Corporation, Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		375	388,750
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		3,865	3,793,155
Fiserv Investment Solutions, Inc., Term Loan, 4.189%, (3 mo. USD LIBOR + 4.00%), 2/18/27		1,265	1,266,492
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		2,897	2,889,321
Go Daddy Operating Company, LLC, Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 8/10/27		546	543,402
Hyland Software, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		2,798	2,799,349
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 7/7/25		1,787	1,797,220
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		298	298,714
Imprivata, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/1/27		600	599,500
Informatica, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	124	144,450
Term Loan - Second Lien, 7.125%, 2/25/25(16)		750	768,437
Liftoff Mobile, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28		249	248,752
LogMeIn, Inc., Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 8/31/27		898	896,708
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		839	846,195
Marcel LUX IV S.a.r.l., Term Loan, 4.75%, (2 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		225	225,281
MaxLinear, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 7/31/23		453	452,812
Mirion Technologies, Inc., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 3/6/26		1,241	1,244,383
MTS Systems Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/5/23		227	226,907
Panther Commercial Holdings L.P, Term Loan, 4.712%, (3 mo. USD LIBOR + 4.50%), 1/7/28		300	299,375
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		300	300,187
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		725	720,197
RealPage, Inc., Term Loan, 2/17/28(15)		1,150	1,145,927
Recorded Books, Inc., Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 8/29/25		1,125	1,121,729
Redstone Buyer, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/27		748	753,113
Renaissance Holding Corp.:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/30/25		559	546,536
Term Loan - Second Lien, 7.109%, (1 mo. USD LIBOR + 7.00%), 5/29/26		1,075	1,072,312
Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26		6	4,808

Borrower/Description	Principal Amount* (000’s omitted)		Value
SkillSoft Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24		201	$206,735
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25		664	663,814
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27		200	199,625
SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25		465	464,169
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		400	401,800
Tech Data Corporation, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 6/30/25		547	549,473
Thoughtworks, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/23/28		200	200,000
Tibco Software, Inc.:
Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26		2,469	2,447,476
Term Loan - Second Lien, 7.36%, (1 mo. USD LIBOR + 7.25%), 3/3/28		2,250	2,279,999
TTM Technologies, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/28/24		64	64,164
Uber Technologies, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 4/4/25		3,667	3,655,626
Ultimate Software Group, Inc. (The):
Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 5/4/26		763	763,322
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26		2,090	2,091,356
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27		125	128,594
Ultra Clean Holdings, Inc., Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/27/25		654	656,622
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27		375	376,875
Verifone Systems, Inc., Term Loan, 4.182%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,208	1,183,824
Verisure Holding AB, Term Loan, 1/15/28(15)	EUR	375	438,938
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	149	175,880
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		1,219	1,222,438
Vero Parent, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 8/16/24		1,182	1,185,702
Vungle, Inc., Term Loan, 5.609%, (1 mo. USD LIBOR + 5.50%), 9/30/26		1,805	1,812,382

			$69,951,238

Equipment Leasing — 0.5%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27		923	$923,904
Boels Topholding B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/6/27	EUR	275	323,551

			$1,247,455

Borrower/Description	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 1.5%
Aretec Group, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 10/1/25		3,319	$3,325,144
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(17)		927	176,210
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		121	121,553
GreenSky Holdings, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		223	223,312

			$3,846,219

Food Products — 1.7%
Alphabet Holding Company, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 9/26/24		1,110	$1,103,706
B&G Foods, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 10/10/26		178	178,285
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		1,154	1,119,060
CHG PPC Parent, LLC, Term Loan, 2.857%, (1 mo. USD LIBOR + 2.75%), 3/31/25		219	216,077
H Food Holdings, LLC:
Term Loan, 3.796%, (1 mo. USD LIBOR + 3.69%), 5/23/25		829	823,023
Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 5/23/25		196	194,797
Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		199	199,022
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		149	149,150
Wsof I New Finco B.V., Term Loan, 3/19/28(15)	EUR	350	409,676

			$4,392,796

Food Service — 0.8%
IRB Holding Corp.:
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(14)		999	$992,247
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		1,097	1,096,173

			$2,088,420

Food/Drug Retailers — 0.7%
BW Gas & Convenience Holdings, LLC, Term Loan, 6.36%, (1 mo. USD LIBOR + 6.25%), 11/18/24		1,352	$1,366,276
L1R HB Finance Limited:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	200	228,897
Term Loan, 5.337%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	200	268,189

			$1,863,362

Forest Products — 0.5%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		575	$576,437
Neenah, Inc.:
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 6/30/27		447	447,742
Term Loan, 3/19/28(15)		200	200,000

			$1,224,179

Borrower/Description	Principal Amount* (000’s omitted)		Value
Health Care — 15.1%
Accelerated Health Systems, LLC, Term Loan, 3.611%, (1 mo. USD LIBOR + 3.50%), 10/31/25		244	$243,459
ADMI Corp., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 4/30/25		1,042	1,029,799
Alliance Healthcare Services, Inc.:
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23		352	330,173
Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), 4/24/24		235	109,411
athenahealth, Inc., Term Loan, 4.453%, (3 mo. USD LIBOR + 4.25%), 2/11/26		3,665	3,679,056
Avantor Funding, Inc.:
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/21/24		129	129,489
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/8/27		200	199,824
BioClinica Holding I L.P., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 10/20/23		695	695,582
Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	125	145,972
BW NHHC Holdco, Inc., Term Loan, 5.189%, (3 mo. USD LIBOR + 5.00%), 5/15/25		1,053	989,215
Cano Health, LLC:
Term Loan, 0.50%, 11/19/27(13)		174	173,827
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27		475	475,591
CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		225	225,703
Certara L.P., Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 8/15/24		481	481,043
CryoLife, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/1/24		218	218,504
Dedalus Finance GmbH:
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 5/4/27	EUR	350	412,305
Term Loan, 8/16/27(15)	EUR	525	618,457
DuPage Medical Group Ltd., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		250	249,188
Ensemble RCM, LLC, Term Loan, 3.962%, (3 mo. USD LIBOR + 3.75%), 8/3/26		695	694,966
Envision Healthcare Corporation, Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 10/10/25		2,372	2,049,845
eResearchTechnology, Inc., Term Loan, 2/4/27(15)		150	150,316
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		434	432,605
Hanger, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 3/6/25		485	485,151
IQVIA, Inc.:
Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/7/24		313	312,117
Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 1/17/25		458	456,370
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		1,797	1,800,550
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23		3,516	3,501,806
National Mentor Holdings, Inc.:
Term Loan, 0.50%, 2/18/28(13)		103	103,019
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28		31	31,295
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28		940	935,434
Navicure, Inc., Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 10/22/26		694	695,982
One Call Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/27/22		889	885,740
Ortho-Clinical Diagnostics S.A., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 6/30/25		1,333	1,332,534

Borrower/Description	Principal Amount* (000’s omitted)		Value
Phoenix Guarantor, Inc.:
Term Loan, 3.361%, (1 mo. USD LIBOR + 3.25%), 3/5/26		860	$854,279
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 3/5/26		274	273,027
Term Loan, 3/5/26(15)		400	398,125
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		550	548,396
Radiology Partners, Inc., Term Loan, 4.79%, (USD LIBOR + 4.25%), 7/9/25(14)		2,245	2,230,827
RadNet, Inc., Term Loan, 4.52%, (USD LIBOR + 3.50%, Floor 1.00%), 6/30/23(14)		2,549	2,553,905
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		300	299,625
Sound Inpatient Physicians, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/27/25		219	218,060
Sunshine Luxembourg VII S.a.r.l., Term Loan, 10/1/26(15)		550	550,393
Surgery Center Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 9/3/24		2,547	2,527,633
Synlab Bondco PLC, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 7/1/27	EUR	150	175,495
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		1,325	1,236,959
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24		1,962	1,939,399
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		399	400,995
Verscend Holding Corp.:
Term Loan, 4.609%, (1 mo. USD LIBOR + 4.50%), 8/27/25		361	362,723
Term Loan, 8/27/25(15)		350	350,000

			$39,194,169

Home Furnishings — 1.0%
Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27		414	$420,591
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		523	530,174
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		1,732	1,666,662

			$2,617,427

Industrial Equipment — 7.6%
AI Alpine AT Bidco GmbH, Term Loan, 3.234%, (6 mo. USD LIBOR + 3.00%), 10/31/25		98	$95,734
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		549	548,168
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/17/28		275	273,453
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24		2,056	2,057,449
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		1,362	1,310,253
CPM Holdings, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 11/17/25		2,204	2,153,523

Borrower/Description	Principal Amount* (000’s omitted)		Value
Delachaux Group S.A.:
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 4/16/26	EUR	175	$204,937
Term Loan, 4.744%, (6 mo. USD LIBOR + 4.50%), 4/16/26		223	221,775
DexKo Global, Inc.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/24/24	EUR	145	169,379
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/24/24	EUR	363	423,448
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24		1,377	1,377,111
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		249	249,998
Dynacast International, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/19/25		428	425,134
Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 2/4/28		165	171,732
Engineered Machinery Holdings, Inc.:
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/19/24		633	631,062
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/19/24		147	146,717
Filtration Group Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		174	174,430
Granite Holdings US Acquisition Co., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 9/30/26		549	548,030
Harsco Corporation, Term Loan, 3/5/28(15)		200	198,833
Hayward Industries, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 8/5/24		184	184,372
Hillman Group, Inc. (The):
Term Loan, 2/23/28(15)		38	37,844
Term Loan, 2/23/28(15)		187	186,382
LTI Holdings, Inc.:
Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 9/6/25		713	703,576
Term Loan, 4.859%, (1 mo. USD LIBOR + 4.75%), 7/24/26		841	834,655
Pro Mach Group, Inc., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 3/7/25(14)		397	392,527
Quimper AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 2/16/26	EUR	1,000	1,170,745
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		1,203	1,132,415
Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24		104	104,210
Titan Acquisition Limited, Term Loan, 3.267%, (6 mo. USD LIBOR + 3.00%), 3/28/25		2,127	2,088,785
Vertical Midco GmbH, Term Loan, 4.478%, (6 mo. USD LIBOR + 4.25%), 7/30/27		597	598,994
Welbilt, Inc., Term Loan, 2.607%, (1 mo. USD LIBOR + 2.50%), 10/23/25		639	615,042
Zephyr German BidCo GmbH, Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/10/28	EUR	300	354,053

			$19,784,766

Insurance — 5.2%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/9/25		221	$218,714
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/27		571	571,495

Borrower/Description	Principal Amount* (000’s omitted)		Value
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		2,045	$2,034,103
AssuredPartners Capital, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/12/27		223	223,609
AssuredPartners, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 2/12/27		691	684,445
Asurion, LLC:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,930	1,918,138
Term Loan - Second Lien, 5.359%, (1 mo. USD LIBOR + 5.25%), 1/31/28		2,360	2,406,610
FrontDoor, Inc., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 8/16/25		185	184,817
Hub International Limited, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25		3,314	3,318,380
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		796	797,327
Sedgwick Claims Management Services, Inc., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/31/25		562	554,817
USI, Inc., Term Loan, 3.449%, (3 mo. USD LIBOR + 3.25%), 12/2/26		642	636,376

			$13,548,831

Leisure Goods/Activities/Movies — 6.9%
AMC Entertainment Holdings, Inc., Term Loan, 3.195%, (3 mo. USD LIBOR + 3.00%), 4/22/26		833	$723,297
Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,600	1,861,310
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27		235	232,818
Carnival Corporation, Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 6/30/25		620	642,023
ClubCorp Holdings, Inc., Term Loan, 2.953%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,834	1,728,657
Crown Finance US, Inc.:
Term Loan, 2.625%, (6 mo. EURIBOR + 2.63%), 2/28/25	EUR	795	786,670
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		786	673,304
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		691	587,595
Term Loan, 15.45%, (3 mo. USD LIBOR + 15.25%), 7.20% cash, 8.25% PIK, 5/23/24		326	414,886
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		447	443,212
Etraveli Holding AB, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 8/2/24	EUR	2,175	2,412,463
Lindblad Expeditions, Inc.:
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, 3/27/25		172	162,892
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, 3/27/25		689	651,567
Playtika Holding Corp., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 3/13/28		1,613	1,605,811
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/24		549	541,225
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		141	139,248

Borrower/Description	Principal Amount* (000’s omitted)		Value
Travel Leaders Group, LLC, Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 1/25/24		1,926	$1,813,385
UFC Holdings, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/29/26		1,111	1,108,757
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	1,333	1,393,186

			$17,922,306

Lodging and Casinos — 2.9%
Boyd Gaming Corporation, Term Loan, 2.331%, (1 week USD LIBOR + 2.25%), 9/15/23		300	$299,970
CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24		1,528	1,510,878
Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		2,236	2,205,795
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		2,099	2,019,995
Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	250	293,450
Stars Group Holdings B.V. (The):
Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 7/10/25		779	781,763
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/10/25	EUR	269	316,566

			$7,428,417

Nonferrous Metals/Minerals — 0.4%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		242	$238,528
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		341	343,170
Rain Carbon GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	450	522,218

			$1,103,916

Oil and Gas — 6.7%
Ameriforge Group, Inc.:
Term Loan, 8.228%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(13)		22	$13,508
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		350	211,698
Apergy Corporation:
Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		59	58,889
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		2,021	2,062,938
Blackstone CQP Holdco L.P., Term Loan, 3.687%, (3 mo. USD LIBOR + 3.50%), 9/30/24		3,436	3,432,165
Centurion Pipeline Company, LLC:
Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 9/28/25		100	99,251
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 9/29/25		122	121,882
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		1,113	1,074,117
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		2,198	2,208,118
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		2,753	2,778,405
Fieldwood Energy, LLC:
DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 8/4/21(13)		198	204,661
Term Loan, 0.00%, 4/11/22(17)		1,338	525,361

Borrower/Description	Principal Amount* (000’s omitted)	Value
Lealand Finance Company B.V.:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 6/30/24	11	$9,024
Term Loan, 4.11%, (1 mo. USD LIBOR + 4.00%), 1.11% cash, 3.00% PIK, 6/30/25	164	96,940
Matador Bidco S.a.r.l., Term Loan, 4.859%, (1 mo. USD LIBOR + 4.75%), 10/15/26	2,667	2,670,569
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24	1,232	1,206,042
RDV Resources Properties, LLC, Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 3/29/24(4)	247	171,920
Sunrise Oil & Gas Properties, LLC:
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	37	33,648
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	39	29,744
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	45	23,133
UGI Energy Services, LLC, Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/13/26	467	467,709

		$17,499,722

Publishing — 1.2%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	224	$224,996
Ascend Learning, LLC:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	531	530,142
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24	199	199,415
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	774	767,737
LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(17)	353	28,873
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	313	314,814
ProQuest, LLC, Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 10/23/26	911	905,860
Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23	88	85,621

		$3,057,458

Radio and Television — 2.8%
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	1,343	$1,329,176
Gray Television, Inc.:
Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 2/7/24	116	115,365
Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 1/2/26	276	274,538
Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	250	248,977
iHeartCommunications, Inc.:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 5/1/26	815	806,468
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 5/1/26	174	171,733
Nexstar Broadcasting, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/18/26	216	214,377
Sinclair Television Group, Inc., Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	296	292,176
Terrier Media Buyer, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 12/17/26	2,161	2,144,731
Univision Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/15/26	1,535	1,536,273

		$7,133,814

Retailers (Except Food and Drug) — 2.5%
Apro, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 11/14/26	768	$768,425
Ascena Retail Group, Inc., Term Loan, 0.00%, 8/21/22(17)	679	108,996
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	350	349,562

Borrower/Description	Principal Amount* (000’s omitted)		Value
David’s Bridal, Inc.:
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23		169	$151,198
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23		144	141,332
Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		1,297	1,298,912
Harbor Freight Tools USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/19/27		723	723,595
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		1,958	1,925,776
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28		700	699,708
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(4)		50	40,225
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/21(4)(17)		41	33,152
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28		275	274,656

			$6,515,537

Steel — 0.6%
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		489	$489,888
Neenah Foundry Company, Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22		301	263,023
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		388	385,332
TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(14)		125	124,220
Zekelman Industries, Inc., Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 1/24/27		291	288,017

			$1,550,480

Surface Transport — 0.8%
Hertz Corporation (The):
DIP Loan, 5.796%, (USD LIBOR + 7.25%, Floor 1.00%), 12/31/21(13)(14)		399	$402,851
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/30/23		469	470,654
Kenan Advantage Group, Inc., Term Loan, 3/24/26(15)		1,175	1,171,696

			$2,045,201

Telecommunications — 3.8%
Avaya, Inc., Term Loan, 4.106%, (1 mo. USD LIBOR + 4.00%), 12/15/27		100	$100,109
Colorado Buyer, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		2,117	2,035,727
Digicel International Finance Limited, Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), 5/28/24		1,834	1,747,579
Gamma Infrastructure III B.V., Term Loan, 1/9/25(15)	EUR	150	175,355
Global Eagle Entertainment, Inc.:
Term Loan, 11.25%, (3 mo. USD LIBOR + 10.00%, Floor 1.25%), 3/24/25		186	182,301
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 3/23/26		359	337,408
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22		444	451,753
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23		650	662,052
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		850	867,620

Borrower/Description	Principal Amount* (000’s omitted)	Value
IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21(4)	557	$458,547
Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24	1,786	1,786,368
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	461	455,525
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28	700	693,827

		$9,954,171

Utilities — 0.8%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	557	$553,125
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25(4)	167	133,884
USIC Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 12/8/23	1,483	1,479,056

		$2,166,065

Total Senior Floating-Rate Loans (identified cost $359,407,468)		$360,594,907

Warrants — 0.0%(7)

Security	Shares	Value
Health Care — 0.0%(7)
THAIHOT Investment Company US Limited, Exp. 10/13/27(4)(5)(6)	75	$37,824
THAIHOT Investment Company US Limited, Exp. 10/13/27(4)(5)(6)	11	5,548
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(4)(5)(6)	4,799	0

		$43,372

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(4)(5)(6)	2,169	$0

		$0

Total Warrants (identified cost $0)		$43,372

Miscellaneous — 0.0%(7)

Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(4)	200,340	$0

		$0

Oil and Gas — 0.0%(7)
Paragon Offshore Finance Company, Class A(4)(5)(6)	764	$0
Paragon Offshore Finance Company, Class B(5)(6)	382	2,579

		$2,579

Total Miscellaneous (identified cost $8,309)		$2,579

Short-Term Investments — 4.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(18)	11,213,807	$11,213,807

Total Short-Term Investments (identified cost $11,213,807)		$11,213,807

Total Investments — 161.5% (identified cost $420,991,031)		$419,820,049

Less Unfunded Loan Commitments — (0.4)%		$(1,091,784)

Net Investments — 161.1% (identified cost $419,899,247)		$418,728,265

Other Assets, Less Liabilities — (46.6)%		$(121,207,857)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.5)%		$(37,600,321)

Net Assets Applicable to Common Shares — 100.0%		$259,920,087

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $34,528,890 or 13.3% of the Trust’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.

(3)	When-issued, variable rate security whose interest rate will be determined after March 31, 2021.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.

(8)	Restricted security.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(13)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2021, the total value of unfunded loan commitments is $1,094,857.

(14)

The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(15)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.

(16)	Fixed-rate loan.

(17)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	359,746	EUR	300,000	HSBC Bank USA, N.A.	4/6/21	$7,936	$—
USD	10,630,769	EUR	8,751,220	Standard Chartered Bank	4/6/21	368,214	—
USD	9,876,104	EUR	8,106,390	HSBC Bank USA, N.A.	4/30/21	365,007	—
USD	179,309	EUR	147,708	JPMorgan Chase Bank, N.A.	4/30/21	6,005	—
USD	2,084,955	EUR	1,716,375	JPMorgan Chase Bank, N.A.	4/30/21	71,159	—
USD	22,564	GBP	16,322	State Street Bank and Trust Company	4/30/21	60	—
USD	837,446	GBP	592,297	State Street Bank and Trust Company	4/30/21	20,840	—
USD	10,643,853	EUR	9,051,220	Standard Chartered Bank	5/4/21	23,321	—
USD	2,811,200	EUR	2,384,313	Goldman Sachs International	6/30/21	10,055	—

						$872,597	$—

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At March 31, 2021, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

At March 31, 2021, the value of the Trust’s investment in affiliated funds was $11,213,807, which represents 4.3% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended March 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$14,529,910	$199,319,937	$(202,634,622)	$(1,418)	$—	$11,213,807	$7,801	11,213,807

Restricted Securities

At March 31, 2021, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	5	5,000	0

Total Restricted Securities			$20,070	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$20,246,143	$—	$20,246,143
Closed-End Funds	4,447,390	—	—	4,447,390
Common Stocks	910,430	1,911,629	1,493,911	4,315,970
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds	—	18,797,831	—	18,797,831
Preferred Stocks	—	158,050	0	158,050
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	358,499,158	1,003,965	359,503,123
Warrants	—	—	43,372	43,372
Miscellaneous	—	2,579	0	2,579
Short-Term Investments	—	11,213,807	—	11,213,807
Total Investments	$5,357,820	$410,829,197	$2,541,248	$418,728,265
Forward Foreign Currency Exchange Contracts	$—	$872,597	$—	$872,597
Total	$5,357,820	$411,701,794	$2,541,248	$419,600,862

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2021 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.